Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Mar. 28, 2022
Document Information Line Items
Entity Registrant Name	Arbe Robotics Ltd.
Trading Symbol	ARBE
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		63,067,693
Amendment Flag	false
Entity Central Index Key	0001861841
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40884
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	107 HaHashmonaim St
Entity Address, City or Town	Tel Aviv-Yafo
Entity Address, Country	IL
Title of 12(b) Security	Ordinary shares, par value NIS 0.000216 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1057
Auditor Name	Somekh Chaikin
Auditor Location	Israel
Entity Address, Postal Zip Code	6329302
Business Contact
Document Information Line Items
Entity Address, Address Line One	107 HaHashmonaim St
Entity Address, City or Town	Tel Aviv-Yafo
Entity Address, Country	IL
Contact Personnel Name	Kobi Marenko
Contact Personnel Email Address	kobi.m@arberobotics.com
City Area Code	972
Entity Address, Postal Zip Code	6329302
Local Phone Number	73-7969804